Schedule H, Part IV, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	94-3196943
Plan number	001
Total investments at fair value	$ 500,230,701
Notes receivable from participants	7,850,190
Current Value	$ 508,080,891
Vesting Period, One
EBP, Schedule of Asset Held for Investment [Line Items]
Vesting service period	1 year
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%
Investment, Identifier [Axis]: Real Estate Index Fund Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	$ 2,776,375
Investment, Identifier [Axis]: Simpson Manufacturing Co., Inc. Common Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	18,482,206
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal MM Fund Admiral Shares | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	11,734,680
Investment, Identifier [Axis]: Vanguard Eqty Inc Fnd Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	14,524,760
Investment, Identifier [Axis]: Vanguard Growth Index Fund Ins | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	32,593,912
Investment, Identifier [Axis]: Vanguard Inst Index Fd Inst'l | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	23,768,848
Investment, Identifier [Axis]: Vanguard Inst Target Ret Income Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	3,711,010
Investment, Identifier [Axis]: Vanguard Md-Cap Index Fund Ins | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	16,877,751
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	762,128
Investment, Identifier [Axis]: Vanguard Sm-Cap Index Fund Ins | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	14,599,529
Investment, Identifier [Axis]: Vanguard Target Ret 2020 Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	9,978,047
Investment, Identifier [Axis]: Vanguard Target Ret 2025 Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	35,212,400
Investment, Identifier [Axis]: Vanguard Target Ret 2030 Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	48,933,004
Investment, Identifier [Axis]: Vanguard Target Ret 2035 Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	59,467,055
Investment, Identifier [Axis]: Vanguard Target Ret 2040 Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	52,415,068
Investment, Identifier [Axis]: Vanguard Target Ret 2045 Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	51,672,584
Investment, Identifier [Axis]: Vanguard Target Ret 2050 Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	31,483,852
Investment, Identifier [Axis]: Vanguard Target Ret 2055 Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	23,302,420
Investment, Identifier [Axis]: Vanguard Target Ret 2060 Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	12,360,653
Investment, Identifier [Axis]: Vanguard Target Ret 2065 Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	5,245,008
Investment, Identifier [Axis]: Vanguard Target Ret 2070 Fund Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	332,197
Investment, Identifier [Axis]: Vanguard Total Bond Idx Inst | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	13,013,531
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	$ 16,983,683